SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Within 1 year	$ 275,792	$ 295,108	$ 184,612
After 1 year but within 5 years	367,376	477,773	250,729
Total lease payments	643,168	772,881	435,341
Less: imputed interest	(49,168)	(60,793)	(19,571)
Total lease obligations	594,000	712,088	415,770
Less: current obligations	(253,847)	(270,556)	(173,292)
Long-term lease obligations	340,153	441,532	242,478
Within 1 year			184,612
Total lease payments	643,168	772,881	435,341
Less: imputed interest			(19,571)
Total lease obligations	594,000	712,088	415,770
Less: current obligations	(253,847)	(270,556)	(173,292)
Long-term lease obligations	$ 340,153	$ 441,532	$ 242,478